Accounts Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accounts Payables and Accrued Liabilities [Abstract]
Accounts Payables and Accrued Liabilities
9.	Accounts Payables and Accrued Liabilities

The Company’s accounts payables and accrued liabilities at December 31, 2022 and 2021, consisted of the following:

	2022	2021
Accounts payable (1)	$3,147,014	$3,784,662
Accrued public fees (2)	178,491	121,749
Accrued construction cost of goods sold	—	367,298
Accrued losses (3)	—	2,238,578
Accrued medical cost of goods sold	—	208,512
Accrued g&a	254,557	176,432
Accrued project development costs	—	77,700
Accrued payroll and benefits (4)	349,777	545,003
Accrued interest	10,923	11,333
Accrued non-income taxes (5)	68,760	37,584
Total Accounts Payable and Accrued Liabilities	$4,009,522	$7,568,851

(1)	Payables also includes insurance financing payable and construction retainage payable balances along with the Company’s normal account payable balances.

(2)	Public fees include accruals for accounting, legal, and SEC compliance expenses.

(3)	Losses for on-going construction projects related to the Construction segment.

(4)	Accrued wages, salaries, PTO, benefits, taxes, and other incentive plan expenses.

(5)	Non-income taxes includes property taxes, franchise taxes and other.